Annual Fund Operating Expenses - Small Cap Growth Fund - Small Cap Growth Fund	Jan. 25, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.82%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.99%

[1]	“Other Expenses” have been estimated because the Fund had not commenced operations as of the date of this Prospectus.